General Information and Basis of Operation - Schedule of Company’s Shareholders (Details)	12 Months Ended
Dec. 31, 2025
Everbright Digital Global Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	67.52%
Dominari Securities LLC [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	6.24%
Voyage Advisors Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.59%
Value Global Gain Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.59%
Real Treasure Corporation Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.31%
Mighty Leader Capital Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.31%
Well Fortune Industries Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.41%
Emperor Victory Capital Limited [Member]
Schedule of Company’s Shareholders [Line Items]
Percentage interest of shareholder	4.03%